Commitments and contingencies - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2020
Statement Line Items [Line Items]
Contractual capital commitments	$ 8.2
Mount Milligan Mine | H.R.S. Resources Corp.
Statement Line Items [Line Items]
Percentage of production royalty owned		2.00%